Income Taxes (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 EUR (€)
Income Tax Examination, Penalties from Examination	€ 772,822
of which late interest	374,156
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	18,295,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	10,977,000
Foreign Tax Authority [Member] | Edap TechnomedI nc [Member]
Operating Loss Carryforwards	18,332,000
Foreign Tax Authority [Member] | Edap Technomed Co Ltd [Member]
Operating Loss Carryforwards	2,207,000
Foreign Tax Authority [Member] | Edap Tms Gmbh [Member]
Operating Loss Carryforwards	245,000
Foreign Tax Authority [Member] | Edap Tms Sa [Member]
Operating Loss Carryforwards	32,153,000
Foreign Tax Authority [Member] | Edap technomed italia srl [Member]
Operating Loss Carryforwards	€ 607,000